Land Use Rights, Net (Tables)	6 Months Ended
Mar. 31, 2025
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

Land use rights as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Land use rights, cost	$4,850,486	$5,015,749
Less: accumulated amortization	(669,161)	(642,591)
Land use rights, net	$4,181,325	$4,373,158